DESCRIPTION OF THE PLAN - Participant and Company Contributions (Details) - North America 401(k) Savings Plan	12 Months Ended
Dec. 31, 2025
DESCRIPTION OF THE PLAN
EBP, Investment Program, Single Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Minimum participant contribution	1.00%
Maximum participant contribution	75.00%
Matching contribution	50.00%
Percentage of participant eligible compensation	6.00%
Minimum service period for company matching contributions	90 days